Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table sets forth the compensation for each of our Chief Executive Officers during 2023 and the average compensation for our other named executive officers, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” (“CAP”) to such individuals, as defined under SEC rules, for each of 2023, 2022, 2021 and 2020. The table also provides information on our cumulative TSR, the cumulative TSR of our peer group, Net Income and Adjusted EBITDA (our company-selected measure) over such years in accordance with SEC rules.
Fiscal Year	Summary Compensation Table Total for First PEO(1)	Compensation Actually Paid to First PEO(5)	Summary Compensation Table Total for Second PEO(1)	Compensation Actually Paid to Second PEO(5)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(5)	Value of Initial Fixed $100 Investment Based On:		Net Income/(Loss)(4)	Adjusted EBITDA
							Total Shareholder Return	Peer Group Total Shareholder Return(3)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	12,480,845	10,581,866	N/A	N/A	5,681,879	5,657,922	55.12	191.27	(986,600,000)	1,117,200,000
2022	8,375,608	5,440,653	4,538,176	(2,164,082)	2,645,158	(226,183)	49.64	148.65	(4,035,600,000)	1,112,700,000
2021	5,322,010	N/A	5,322,010	2,815,100	4,404,432	3,903,063	140.00	188.32	(311,956,000)	800,400,000
2020	20,672,203	N/A	20,672,203	17,397,284	2,584,121	5,873,874	176.85	131.74	(350,625,000)	486,600,000
(1)
The first PEO is Jonathan Gear and the second PEO is Jerre Stead. Mr. Stead became Chairman Emeritus of the Board on October 21, 2022 and receives no compensation for this position.

(2)
The 2023 NEOs are: Jonathan Collins, Bar Veinstein, Henry Levy and Gordon Samson. The 2022 NEOs are: Jonathan Collins, Steen Lomholt-Thomsen, Gordon Samson and Stefano Maestri; the 2021 NEOs are Jonathan Collins, Steen Lomholt-Thomsen, Gordon Samson, Mukhtar Ahmed, Richard Hanks and Jeff Roy; the 2020 NEOs are Richard Hanks, Mukhtar Ahmed, Jeff Roy and Stephen Hartman.

(3)
Our TSR peer group is the peer group used for purposes of the “stock performance graph” in Clarivate’s 10-K and consists of the following companies: FactSet Research Inc., Gartner Inc., Moody’s Corporation, MSCI Inc., S&P Global Inc. and Verisk Analytics, Inc.

(4)
Our 2022 net income (loss), as reported under US GAAP, includes a goodwill impairment of $4.4 billion.

(5)
The following tables show what adjustments were made to the summary compensation table total to calculate CAP for 2023. We paid no dividends during 2023 and thus no adjustments were made on account of dividend payments. CAP does not reflect the actual amount of compensation earned by or paid to the PEOs and our other NEOs during the applicable year. For information regarding the decisions made by our HRCC in regard to the PEOs’ and our other NEOs’ compensation for fiscal year 2023, see “Compensation Discussion and Analysis”, above.

Fiscal Year	Summary Compensation Table Total for First PEO	Exclusion of Stock Awards & Option Awards	Year End Fair Value of Unvested Equity Granted During the Current Year (a)	Change in Fair Value of Prior Awards that Vested During the Current Year (b)	Change in Fair Value of Prior Awards that Remained Unvested at End of Current Year (c)	Fair Value at Vest of Awards Granted and Vested During the Current Year (d)	Prior Year End Fair Value of Prior Awards that Forfeited During the Current Year (e)	Inclusion of Equity Values (a) + (b) + (c) +(d) – (e)	Compensation Actually Paid to First PEO
2023	12,480,845	(10,579,343)	7,986,586	381,419	312,359	—	—	8,680,364	10,581,866
Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs	Exclusion of Stock Awards & Option Awards	Year End Fair Value of Unvested Equity Granted During the Current Year (a)	Change in Fair Value of Prior Awards that Vested During the Current Year (b)	Change in Fair Value of Prior Awards that Remained Unvested at End of Current Year (c)	Fair Value at Vest of Awards Granted and Vested During the Current Year (d)	Prior Year End Fair Value of Prior Awards that Forfeited During the Current Year (e)	Inclusion of Equity Values (a) + (b) + (c) +(d) – (e)	Average Compensation Actually Paid to Non-PEO NEOs
2023	5,681,879	(4,643,233)	4,422,657	147,349	49,270	—	—	4,619,276	5,657,922

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The first PEO is Jonathan Gear and the second PEO is Jerre Stead. Mr. Stead became Chairman Emeritus of the Board on October 21, 2022 and receives no compensation for this position.

(2)
The 2023 NEOs are: Jonathan Collins, Bar Veinstein, Henry Levy and Gordon Samson. The 2022 NEOs are: Jonathan Collins, Steen Lomholt-Thomsen, Gordon Samson and Stefano Maestri; the 2021 NEOs are Jonathan Collins, Steen Lomholt-Thomsen, Gordon Samson, Mukhtar Ahmed, Richard Hanks and Jeff Roy; the 2020 NEOs are Richard Hanks, Mukhtar Ahmed, Jeff Roy and Stephen Hartman.

Peer Group Issuers, Footnote
(3)
Our TSR peer group is the peer group used for purposes of the “stock performance graph” in Clarivate’s 10-K and consists of the following companies: FactSet Research Inc., Gartner Inc., Moody’s Corporation, MSCI Inc., S&P Global Inc. and Verisk Analytics, Inc.

Adjustment To PEO Compensation, Footnote
(5)
The following tables show what adjustments were made to the summary compensation table total to calculate CAP for 2023. We paid no dividends during 2023 and thus no adjustments were made on account of dividend payments. CAP does not reflect the actual amount of compensation earned by or paid to the PEOs and our other NEOs during the applicable year. For information regarding the decisions made by our HRCC in regard to the PEOs’ and our other NEOs’ compensation for fiscal year 2023, see “Compensation Discussion and Analysis”, above.

Fiscal Year	Summary Compensation Table Total for First PEO	Exclusion of Stock Awards & Option Awards	Year End Fair Value of Unvested Equity Granted During the Current Year (a)	Change in Fair Value of Prior Awards that Vested During the Current Year (b)	Change in Fair Value of Prior Awards that Remained Unvested at End of Current Year (c)	Fair Value at Vest of Awards Granted and Vested During the Current Year (d)	Prior Year End Fair Value of Prior Awards that Forfeited During the Current Year (e)	Inclusion of Equity Values (a) + (b) + (c) +(d) – (e)	Compensation Actually Paid to First PEO
2023	12,480,845	(10,579,343)	7,986,586	381,419	312,359	—	—	8,680,364	10,581,866

Non-PEO NEO Average Total Compensation Amount	$ 5,681,879	$ 2,645,158	$ 4,404,432	$ 2,584,121
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,657,922	(226,183)	3,903,063	5,873,874
Adjustment to Non-PEO NEO Compensation Footnote
(5)
The following tables show what adjustments were made to the summary compensation table total to calculate CAP for 2023. We paid no dividends during 2023 and thus no adjustments were made on account of dividend payments. CAP does not reflect the actual amount of compensation earned by or paid to the PEOs and our other NEOs during the applicable year. For information regarding the decisions made by our HRCC in regard to the PEOs’ and our other NEOs’ compensation for fiscal year 2023, see “Compensation Discussion and Analysis”, above.
Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs	Exclusion of Stock Awards & Option Awards	Year End Fair Value of Unvested Equity Granted During the Current Year (a)	Change in Fair Value of Prior Awards that Vested During the Current Year (b)	Change in Fair Value of Prior Awards that Remained Unvested at End of Current Year (c)	Fair Value at Vest of Awards Granted and Vested During the Current Year (d)	Prior Year End Fair Value of Prior Awards that Forfeited During the Current Year (e)	Inclusion of Equity Values (a) + (b) + (c) +(d) – (e)	Average Compensation Actually Paid to Non-PEO NEOs
2023	5,681,879	(4,643,233)	4,422,657	147,349	49,270	—	—	4,619,276	5,657,922

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following is an unranked list of the performance measures we have determined as our most important performance measures used to link CAP to our NEOs to company performance in the most recently complete fiscal year.
•
Revenue

Free Cash Flow

Adjusted EBITDA

Adjusted Diluted EPS

Relative TSR

Total Shareholder Return Amount	$ 55.12	49.64	140	176.85
Peer Group Total Shareholder Return Amount	191.27	148.65	188.32	131.74
Net Income (Loss)	$ (986,600,000)	$ (4,035,600,000)	$ (311,956,000)	$ (350,625,000)
Company Selected Measure Amount	1,117,200,000	1,112,700,000	800,400,000	486,600,000
Goodwill, Impairment Loss		$ 4,400,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Diluted EPS
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
First PEO[Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 12,480,845	8,375,608	$ 5,322,010	$ 20,672,203
PEO Actually Paid Compensation Amount	$ 10,581,866	5,440,653
PEO Name	Jonathan Gear
First PEO[Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,579,343)
First PEO[Member] | Year End Fair Value Of Unvested Equity Granted During The Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,986,586
First PEO[Member] | Change In Fair Value Of Prior Awards That Vested During The Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	381,419
First PEO[Member] | Change In Fair Value Of Prior Awards That Remained Unvested At End Of Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	312,359
First PEO[Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,680,364
First PEO[Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
First PEO[Member] | Prior Year End Fair Value Of Prior Awards That Forfeited During the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Second PEO[Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		4,538,176	5,322,010	20,672,203
PEO Actually Paid Compensation Amount		$ (2,164,082)	$ 2,815,100	$ 17,397,284
PEO Name	Jerre Stead. Mr. Stead
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,643,233)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,619,276
Non-PEO NEO | Prior Year End Fair Value Of Prior Awards That Forfeited During the Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,422,657
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	147,349
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,270
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount